10.31 Spartan International Index Funds Investor, Advantage Combo PRO-04 | Fidelity® Emerging Markets Index Fund
Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Fidelity® Emerging Markets Index Fund} - 10.31 Spartan International Index Funds Investor, Advantage Combo PRO-04 - Fidelity® Emerging Markets Index Fund		Fidelity Emerging Markets Index Fund-Investor Class	Fidelity Emerging Markets Index Fund-Premium Class
Management fee	[1]	0.09%	0.09%
Distribution and/or Service (12b-1) fees		none	none
Other expenses		0.21%	0.05%	[1]
Total annual operating expenses		0.30%	0.14%
[1]	Adjusted to reflect current fees.

Sell All Shares
Expense Example {- Fidelity® Emerging Markets Index Fund} - 10.31 Spartan International Index Funds Investor, Advantage Combo PRO-04 - Fidelity® Emerging Markets Index Fund - USD ($)	Fidelity Emerging Markets Index Fund-Investor Class	Fidelity Emerging Markets Index Fund-Premium Class
1 year	$ 31	$ 14
3 years	97	45
5 years	169	79
10 years	$ 381	$ 179